Supplement to the
Fidelity® Variable Insurance Products
Investment Grade Bond Portfolio
Initial Class, Service Class, and Service Class 2
April 29, 2024
Summary Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Brian Day (Co-Portfolio Manager) has managed the fund since 2024.
Michael Plage (Co-Portfolio Manager) has managed the fund since 2024.
Stacie Ware (Co-Portfolio Manager) has managed the fund since 2024.
VIG-SUSTK-1024-101 1.9911405.101	October 1, 2024
Supplement to the
Fidelity® Variable Insurance Products
Investment Grade Bond Portfolio
Investor Class
April 29, 2024
Summary Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Brian Day (Co-Portfolio Manager) has managed the fund since 2024.
Michael Plage (Co-Portfolio Manager) has managed the fund since 2024.
Stacie Ware (Co-Portfolio Manager) has managed the fund since 2024.
VIPIGB-INV-SUSTK-1024-101 1.9911406.101	October 1, 2024